TAXATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Current Tax Liability [Roll Forward]
Balance at beginning of year	$ 62	$ 54	$ 50
Refunds during the year	0	7	5
Payments during the year	(431)	(228)	(171)
Taxation of items included in the income statement	562	298	242
Offset of VAT and other taxes	(41)	(50)	(63)
Transfer from tax receivable relating to North America	(4)	(10)	0
Withholding Tax, Transferred To Trade, Other Payables And Provisions	(7)	0	0
Translation	(2)	(9)	(9)
Balance at end of year	139	62	54
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets				$ (14)	$ (10)	$ (6)
Taxation liability				153	72	60
Current tax liabilities	$ 139	$ 54	$ 54	$ 139	$ 62	$ 54